Investments in subsidiaries	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
Investments in subsidiaries	Investments in subsidiaries

Main subsidiaries of HSBC Bank plc[1]
	At 31 Dec 2024
	Country of incorporation or registration	HSBC Bank plc’s interest in equity capital	Share class
		%
HSBC Investment Bank Holdings Limited	England and Wales	100.00	£1 Ordinary
HSBC Life (UK) Limited	England and Wales	100.00	£1 Ordinary
HSBC Private Bank (Suisse) SA2	Switzerland	100.00	CHF1000 Ordinary
HSBC Bank Bermuda Limited	Bermuda	100.00	BM$1 Ordinary
HSBC Continental Europe	France	99.99	€5 Actions
HSBC Assurances Vie (France)	France	99.99	€287.5 Actions
HSBC Bank Malta p.l.c	Malta	70.03	€0.3 Ordinary
1    Main subsidiaries are either held directly or indirectly via intermediate holding companies. There have been no material changes in HSBC’s shareholding for its main existing subsidiaries since 2023.
2    During 2024, HSBC Bank plc acquired HSBC Private Bank (Suisse) SA ('PBRS') from HSBC Private Banking Holdings (Suisse) SA ('PBSU').
All the above prepare their financial statements up to 31 December. Details of all group subsidiaries, as required under Section 409 of the Companies Act 2006, are set out in Note 36. The principal countries of operation are the same as the countries of incorporation.